U.S. SECURITIES AND EXCHANGE
                       COMMISSION WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.    Name and address of Issuer:

      Genworth Life of New York VL Separate Account 1
      6610 West Broad Street
      Richmond, V.A.      23220

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:       811-09861

      Securities Act File Number:               333-88312
		Fee paid under 333-88312, 3/30/2007
4.    (a)   Last day of fiscal year for which this Form is filed:
            December 31, 2006

      (b) |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      (c) |_| Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fees:

      (i)   Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):           $138,544

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                  $77,952

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                           $0

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                   $77,952





      (v)   Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:          $60,592

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv):        $0

      (vii) Multiplier for determining registration fee (see
            instruction C.9):                                    .0000307

      (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                $1.86

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      instruction D):                                            $0

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                   $1.86
		Fee paid under 333-88312, 3/30/2007
9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:
		CIK 0001109619, 3/30/2007 	$1.86
      Method of Delivery:

      |x|  Wire Transfer

      |_| Mail or other means







                          SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ John A. Zelinske
-------------------------
Vice President and Controller


Date:  March 30, 2007